Stock-Based Compensation (Schedule Of Nonvested Performance And Restricted Stock Unit Plans) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	366
Weighted-average grant date fair value, Beginning balance	$ 27.54
Nonvested, Number of Units, Granted	125
Weighted-average grant date fair value, Granted	$ 37.87
Nonvested, Number of Units, Dividends	11
Weighted-average grant date fair value, Dividends
Nonvested, Number of Units, Forfeited or expired	(4)
Weighted-average grant date fair value, Forfeited or expired	$ 30.11
Nonvested, Number of Units, Vested and issued	(137)	[1]
Weighted-average grant date fair value, Vested and issued	$ 29.52	[1]
Nonvested/unissued, Number of Units, Ending balance	361
Weighted-average grant date fair value, Ending balance	$ 30.66
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	170
Weighted-average grant date fair value, Beginning balance	$ 27.42
Nonvested, Number of Units, Granted	92
Weighted-average grant date fair value, Granted	$ 37.87
Nonvested, Number of Units, Dividends	5
Weighted-average grant date fair value, Dividends
Nonvested, Number of Units, Forfeited or expired	(2)
Weighted-average grant date fair value, Forfeited or expired	$ 30.50
Nonvested, Number of Units, Vested and issued	(89)	[1]
Weighted-average grant date fair value, Vested and issued	$ 28.45	[1]
Nonvested/unissued, Number of Units, Ending balance	176
Weighted-average grant date fair value, Ending balance	$ 32.65

[1]	*Includes shares converted for taxes and retiree payouts.